Statutory Information (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Schedule of Reconciliations of Net Income and Stockholder's Equity

	Net Income			Stockholder's Equity
	2020	2019	2018	2020	2019
Based on SAP	$1.2	$2.5	$5.0	$43.1	$44.7
Investment valuation difference	—	—	(0.1)	4.2	3.2
Deferred taxes	0.2	0.1	(0.1)	(0.6)	(0.3)
Deferred gain on disposal of businesses and gains on disposal of businesses	(0.3)	(1.0)	(2.6)	(1.0)	(1.3)
Other differences	(0.1)	—	(0.2)	0.8	0.9
Based on GAAP	$1.0	$1.6	$2.0	$46.5	$47.2